Notes Related to the Consolidated Statements of Financial Position - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Line Items]
Vendors	€ 16,655	€ 8,076	€ 4,832
Payables To Domestic Vendors
Trade And Other Payables [Line Items]
Vendors	3,013	2,335	2,802
Payables To Foreign Vendors
Trade And Other Payables [Line Items]
Vendors	10,389	2,631	745
Payables To Vendors Accruals
Trade And Other Payables [Line Items]
Vendors	€ 3,253	3,211	1,292
Other Trade Payables
Trade And Other Payables [Line Items]
Vendors		€ (101)	€ (7)